Stock-Based Compensation (Tables) - FF Intelligent Mobility Global Holdings Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation (Tables) [Line Items]
Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	215,769,994	$0.35	8.75	$885
Granted	26,831,376	0.58
Exercised	(18,871,140)	0.32
Cancelled/forfeited	(3,452,693)	0.35
Outstanding as of June 30, 2021	220,277,537	$0.38	8.46	$263,084

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	45,932,116	$0.35	9.26	$1,174
Granted	30,043,068	0.97	—	—
Exercised	(4,377,118)	0.36	—	—
Cancelled/forfeited	(5,880,833)	0.36	—	—
Outstanding as of June 30, 2021	65,717,233	$0.63	7.54	$27,294

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	151,330,989	$0.35	8.86	$2,197
Granted	96,012,077	0.34
Exercised	(383,994)	0.34		13
Expired/forfeited	(31,189,078)	0.32
Outstanding as of December 31, 2020	215,769,994	$0.35	8.75	$885

Exercisable as of December 31, 2020	67,772,996	$0.35	7.88	$796
Vested and expected to vest as of December 31, 2020	167,962,999	$0.35	8.59	$944

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	7,485,000	$0.36	9.46	—
Granted	38,447,116	$0.35	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding as of December 31, 2020	45,932,116	$0.35	9.26	$1,174

Exercisable as of December 31, 2020	35,932,116	$0.35	9.26	$910
Vested and expected to vest as of December 31, 2020	45,013,474	$0.35	9.26	$1,168

Schedule of weighted-average assumptions
June 30, 2021
Risk-free interest rate:	0.22%
Expected term (in years):	2.89
Expected volatility:	49.24%
Dividend yield:	0.00%
Grant date fair value per share:	$0.58

June 30, 2021
Risk-free interest rate:	1.31%
Expected term (in years):	10
Expected volatility:	40.22%
Dividend yield:	0.00%
Grant date fair value per share:	$0.60

	2020	2019
Risk-free interest rate:	0.45%	2.10%
Expected term (in years):	6.13	5.90
Expected volatility:	37.25%	31.30%
Dividend yield:	0.00%	0.00%
Grant date fair value per share:	$0.12	$0.12

	2020	2019
Risk-free interest rate:	0.59%	2.20%
Expected term (in years):	10	10
Expected volatility:	38.42%	36.00%
Dividend yield:	0.00%	0.00%
Grant date fair value per share:	$0.15	$0.18

Schedule of stock-based compensation expense
	Three Months Ended June 30,
	2021	2020
Research and development	$1,070	$495
Sales and marketing	306	193
General and administrative	(428)	2,203
	$948	$2,891

	Six Months Ended June 30,
	2021	2020
Research and development	$1,660	$637
Sales and marketing	505	248
General and administrative	1,302	2,771
	$3,467	$3,656

	2020	2019
Research and development	$941	$818
Sales and marketing	387	311
General and administrative	8,177	3,481
	$9,505	$4,610